Property, plant and equipment, net (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Subtotal	$ 18,601	$ 22,369	$ 44,868	$ 44,868
Less: Accumulated depreciation	(16,206)	(17,597)	(34,209)	(29,515)
Total	2,395	4,772	10,659	15,353
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	2,832	5,791	22,690	22,690
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 15,769	$ 16,578	$ 22,178	$ 22,178